Organization and Nature of Business - Schedule of Details of Shareholders (Details)	3 Months Ended
Mar. 31, 2025 shares
Bellevue Global Life Sciences Investors LLC [Member]
Schedule of Details of Shareholders [Line Items]
Number of ordinary share	1,332,500
Percentage of ownership	6.91%
Bellevue Capital Management Europe AG [Member]
Schedule of Details of Shareholders [Line Items]
Number of ordinary share	8,612,634
Percentage of ownership	44.68%
Bellevue Capital Management LLC [Member]
Schedule of Details of Shareholders [Line Items]
Number of ordinary share	3,123,970
Percentage of ownership	16.21%
Duksung Co.,Ltd. [Member]
Schedule of Details of Shareholders [Line Items]
Number of ordinary share	1,420,215
Percentage of ownership	7.37%
Others [Member]
Schedule of Details of Shareholders [Line Items]
Number of ordinary share	4,787,659
Percentage of ownership	25.68%
Total Shareholder [Member]
Schedule of Details of Shareholders [Line Items]
Number of ordinary share	19,276,978
Percentage of ownership	100.00%